Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Long-term receivables and prepaid expenses
Total long-term receivables	R 3,883	R 3,737
Short-term portion of long-term receivables	(97)	(1,734)
Long-term portion of long-term receivables	3,786	2,003
Long-term prepaid expenses	860	610
Long-term receivables and prepaid expenses	4,646	2,613
Long-term receivables (interest bearing) - joint operations	1,204	414
Long-term loans	R 2,582	R 1,589